Net Parent Investment	12 Months Ended
Dec. 31, 2019
Net Parent Investment [Abstract]
Net parent investment
21.	Net parent investment

Net parent investment as of December 31, 2019 and 2018 is integrated as follows:

Net parent investment	2019		2018

Capital stock	Ps.	55,985	55,985
Retained earnings		218,376	24,234
Other comprehensive income		121	45

	Ps.	274,482	80,264

Net parent investment as of December 31, by number of shares, is integrated as follows:

	Betterware de México, S.A.P.I. de C.V. (formerly Betterware de México, S.A. de C.V.)			BLSM Latino América Servicios, S.A. de C.V.
	2019	2018	2017	2019	2018	2017

Fixed capital	5,000	5,000	5,000	5,000	5,000	5,000
Variable capital	5,032,939	5,032,939	4,786,193	3,654,378	3,654,378	3,475,150

	5,037,939	5,037,939	4,791,193	3,659,378	3,659,378	3,480,150

Common stock is represented by common shares, with a par value of Ps. 10 in regard to fixed capital and without par value in case of variable capital, fully subscribed and paid. Variable capital is unlimited.

On February 13, 2018, the Ordinary General Shareholders’ Meeting of Betterware de México agreed to reduce the capital stock by Ps. 97,921. On December 5, 2018, as part of the unanimous resolutions adopted outside the Shareholders’ Meeting, it was agreed to increase capital stock by Ps. 20.

On July 28, 2017, at an Extraordinary General Shareholders’ Meeting it was agreed to merge Betterware de México as the surviving entity with Betterware Controladora, S.A. de C.V. (“BWC”) and Strevo Holding, S.A. de C.V. (“SH”, controlling company of BWC and in turn, subsidiary of Campalier, S.A. de C.V.), as merged companies. The transaction was carried out as of July 28, 2017, so as of that date, the merged entities ceased to exist. Upon the merger becoming effective, all of the assets, liabilities, rights, and obligations of the merged companies were incorporated into the merging company, without reservations or limitations. As a result of the transaction, which was accounted for as a pooling of interest between entities under common control, the capital stock of Betterware increased by Ps. 87,317, retained earnings decreased by Ps. 174,801 and net stockholders’ equity decreased by Ps. 87,484.

On December 4, 2017, the Ordinary General Shareholders’ Meeting of BLSM agreed to increase capital stock by Ps. 15. On December 5, 2018, as part of the unanimous resolutions adopted outside the Shareholders’ Meeting, it was agreed to increase capital stock by Ps. 20.

Retained earnings

On May 29, 2019, the Ordinary General Shareholders’ Meeting approved dividends payment from retained earnings for an amount of Ps. 128,000 which were paid in cash. Part of this amount (Ps. 78,151) was paid to Campalier based on its equity interest.

On October 8, 2019, the Ordinary General Shareholders’ Meeting approved dividends payment from retained earnings for an amount of Ps. 150,000 which were paid in cash. Part of this amount (Ps. 91,583) was paid to Campalier based on its equity interest.

On February 13, 2018, the Ordinary General Shareholders’ Meeting approved dividends payment from retained earnings for an amount of Ps. 79,080, which were paid in cash. Part of this amount (Ps. 46,696) was paid to Campalier based on its equity interest.

On November 28, 2018, the Ordinary General Shareholders’ Meeting approved payment of dividends from profits generated in the year, for an amount of Ps. 111,000, which were paid in cash. Part of this amount (Ps. 65,545) was paid to Campalier based on its equity interest.

On December 4, 2018, the Ordinary General Shareholders’ Meeting approved payment of dividends from profits generated in the year, in the amount of Ps. 110,000. From this amount, Ps. 45,045 was paid in cash; while the remaining for Ps. 64,955 was paid on March 31, 2019, hence it is included as a liability in the combined statement of financial position.

Legal reserve

Retained earnings include the statutory legal reserve. The Mexican General Corporate Law requires that at least 5% of net income of the year be transferred to the legal reserve until the reserve equals 20% of common stock at par value (historical pesos). The legal reserve may be capitalized but may not be distributed unless the Group is dissolved. The legal reserve must be replenished if it is reduced for any reason. As of December 31, 2019 and 2018, the legal reserve, in historical pesos, was Ps. 10,370 and Ps. 8,571, respectively, and it is included in retained earnings.